Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000196833
Shareholder Report [Line Items]
Fund Name	Toews Agility Shares Dynamic Tactical Income ETF
Trading Symbol	THY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Agility Shares Dynamic Tactical Income ETF for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/. You can also request this information by contacting us at 1-800-511-9270.
Additional Information Phone Number	1-800-511-9270
Additional Information Website	https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 30,079,033
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 57,603
InvestmentCompanyPortfolioTurnover	61.00%
C000196860
Shareholder Report [Line Items]
Fund Name	Toews Agility Shares Managed Risk ETF
Trading Symbol	MRSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Agility Shares Managed Risk ETF for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewsetfs.com/etfs/mrsk-managed-risk-etf/. You can also request this information by contacting us at 1-800-511-9270.
Additional Information Phone Number	1-800-511-9270
Additional Information Website	https://toewsetfs.com/etfs/mrsk-managed-risk-etf/
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 181,938,935
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 612,213
InvestmentCompanyPortfolioTurnover	6.00%